Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Collaboration and license revenue	$ 12,500	$ 0
Operating expenses:
Research and development	37,013	40,177
General and administrative	19,826	14,214
Total operating expenses	56,839	54,391
Loss from operations	(44,339)	(54,391)
Interest income	781	72
Other income (expense), net	7,554	(329)
Net loss	(36,004)	(54,648)
Unrealized loss on marketable securities, net of tax	(122)	(119)
Comprehensive loss	$ (36,126)	$ (54,767)
Net loss per share attributable to common stockholders, basic	$ (1.04)	$ (2.21)
Net loss per share attributable to common Stockholders, diluted	$ (1.04)	$ (2.21)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic	34,722	24,689
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted	34,722	24,689